CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Upside [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
ECL allowance	£ 2,926	£ 2,626
Downside [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
ECL allowance	£ 3,602	£ 3,424